General Information	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Businesses And Intragroup Relationship Of Group [Abstract]
General Information
1.	GENERAL INFORMATION
ASLAN Pharmaceuticals Limited (“ASLAN Cayman”) was incorporated in the Cayman Islands in June 2014 and is the listing vehicle for the listing on the Nasdaq Global Market sponsored with its issuance of American Depositary Shares (“ADSs”) in the United States. ASLAN Cayman and its subsidiaries (collectively referred to as the “Company”) is a clinical-stage immunology focused biopharmaceutical company developing innovative treatments to transform the lives of patients.
The Company’s portfolio is led by ASLAN004, a potential
first-in-class
human monoclonal antibody that binds to the
IL-13
receptor
a
1 subunit
(IL-13R
a
1), blocking signaling of two
pro-inflammatory
cytokines,
IL-4
and
IL-13
which are central to triggering symptoms of atopic dermatitis, such as redness and itching of the skin.
ASLAN Pharmaceuticals Pte. Ltd. was incorporated in Singapore in April 2010 and ASLAN Pharmaceuticals Limited was incorporated in Cayman Islands in June 2014 as the listing vehicle. The Company’s ADSs have been listed on the Nasdaq Global Market since May 2018.
The Company has financed its operations to date primarily through the issuance of common shares. The Company has incurred net losses since inception. Please refer to Note 18 for details of the Company’s current fund raising activities.
On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The Company owned a controlling stake 55% of the joint venture entity, which is called Jaguahr Therapeutics Pte. Ltd, before the second tranche of investment was completed by Bukwang Pharmaceutical Co., Ltd. on April 28, 2021 resulting in a dilution of the Company’s shareholding from 55% to 35% and the loss of control of Jaguahr Therapeutics Pte. Ltd., which accordingly ceased to be a subsidiary. Please refer to Notes 8 and Note 9 for details.
Both the reporting and functional currency of the Company is the U.S. dollar.